COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.	COMMITMENTS AND CONTINGENCY

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through December 2015. Approximate future minimum lease payments under these leases at December 31, 2014 are $92,923 for the twelve months ending December 31, 2015.

Rent expense for the years ended December 31, 2014, 2013 and 2012 was $ 94,590, $136,784 and $124,373, respectively.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have a one year employment contract renewable on an annual basis.

Contingency

The Labor Contract Law of the People’s Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $376,870 and $336,341 as of December 31, 2014 and 2013, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.